Investment Risks	Oct. 30, 2025
FidelityArizonaMunicipalIncomeFund-PRO | Fidelity Arizona Municipal Income Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityArizonaMunicipalIncomeFund-PRO | Fidelity Arizona Municipal Income Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityArizonaMunicipalIncomeFund-PRO | Fidelity Arizona Municipal Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityArizonaMunicipalIncomeFund-PRO | Fidelity Arizona Municipal Income Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityArizonaMunicipalIncomeFund-PRO | Fidelity Arizona Municipal Income Fund | GeographicConcentrationMember
Prospectus Line Items
Risk [Text Block]	Geographic Concentration. Unfavorable political or economic conditions within Arizona can affect the credit quality of issuers located in that state.
FidelityArizonaMunicipalIncomeFund-PRO | Fidelity Arizona Municipal Income Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityArizonaMunicipalIncomeFund-PRO | Fidelity Arizona Municipal Income Fund | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FidelityMarylandMunicipalIncomeFund-PRO | Fidelity Maryland Municipal Income Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMarylandMunicipalIncomeFund-PRO | Fidelity Maryland Municipal Income Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMarylandMunicipalIncomeFund-PRO | Fidelity Maryland Municipal Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMarylandMunicipalIncomeFund-PRO | Fidelity Maryland Municipal Income Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityMarylandMunicipalIncomeFund-PRO | Fidelity Maryland Municipal Income Fund | GeographicConcentrationMember
Prospectus Line Items
Risk [Text Block]	Geographic Concentration. Unfavorable political or economic conditions within Maryland can affect the credit quality of issuers located in that state.
FidelityMarylandMunicipalIncomeFund-PRO | Fidelity Maryland Municipal Income Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityMarylandMunicipalIncomeFund-PRO | Fidelity Maryland Municipal Income Fund | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
Document Type	485BPOS